STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		6 Months Ended
	May 09, 2025	Feb. 25, 2025	May 14, 2024	Feb. 28, 2024	Jan. 31, 2025	May 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.085	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Dividends							$ (8,218)	$ (7,596)	$ (15,953)	$ (15,318)
Value of cash dividend paid					$ 7,800